Other non-current financial liabilities - Schedule of Other Non-Current Financial Liabilities (Details) - EUR (€) € in Thousands	Mar. 31, 2024	Mar. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Put options related to acquisitions	€ 1,830	€ 3,596
Liabilities related to share-based payment transactions	188	2,373
Lease liabilities non-current	14,774	10,243
Other non-current liabilities	2,512	2,599
Other non-current financial liabilities	€ 19,304	€ 18,811